Ellington Financial Mortgage Trust 2022-4 ABS-15G

Exhibit 99.08

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
1609825	A	A	A	A	A	A	A	A	Closed	XXXX	2022-04-04 00:09	2022-09-07 11:37	Resolved	1 - Information	A	A	Credit	Eligibility	Residual Income Does Not Meet Guideline Requirements	Resolved-Residual Income Meets Guideline Requirements Or Not Applicable - Due Diligence Vendor-09/07/2022

Rescinded-Residual Income Does Not Meet Guideline Requirements LENDER PROVIDED AND EXCEPTION FOR THIS ON PAGE 468 - Due Diligence Vendor-04/04/2022	Resolved-Residual Income Meets Guideline Requirements Or Not Applicable - Due Diligence Vendor-09/07/2022

 Rescinded-Residual Income Does Not Meet Guideline Requirements LENDER PROVIDED AND EXCEPTION FOR THIS ON PAGE 468 - Due Diligence Vendor-04/04/2022
																												Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
1609817	D	A	D	A	C	A	A	A	Closed	XXXX	2022-04-21 15:06	2022-09-07 12:25	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 Business Bank Statements Missing	Resolved-Borrower 1 Business Bank Statements Provided - Due Diligence Vendor-09/07/2022
Resolved-Full 24 months of Business Bank Statements now in evidence supporting income sufficient to meet program parameters. - Due Diligence Vendor-04/22/2022
Ready for Review-Document Uploaded.  - Seller-04/21/2022
Counter-No additional pages received- please provide January 2021 through November 2021 bank statements to complete full 24 month review. - Due Diligence Vendor-04/21/2022
Ready for Review-Document Uploaded.  - Seller-04/21/2022
Counter-No new documentation submitted: Statements from January 2021 through November 2021 are still needed to complete full 24 month review. Currently only 13 months are in evidence. - Due Diligence Vendor-04/21/2022
Ready for Review-Document Uploaded. 24 BS - Seller-04/20/2022
Counter-Subject was qualified under a 24 month bank statement program.  Statements from January 2021 - November 2021- which are referenced on the underwriter's worksheet- are needed to complete full 24 month review. - Due Diligence Vendor-04/20/2022
Ready for Review-This is a primary refiance transaction, this does not apply. - Seller-04/19/2022
Counter-Statements for 2/20-12/20 and 12/21-1/22 are now in evidence; still pending receipt of business statements for 1/21-11/21 to complete full 24 month review- please provide. - Due Diligence Vendor-04/15/2022
Ready for Review-Document Uploaded. Update UW worksheet and 24 month BS - Seller-04/13/2022
Counter-No new information provided- file contains statements from 12/21 and 1/22, however per underwriter's notes on 1008- 24 month average was used.  Please provide business bank statements dated 2/20-11/21 for full analysis. - Due Diligence Vendor-04/12/2022
Ready for Review-Document Uploaded. Bank Statements for XXXX - Seller-04/08/2022
Open-Borrower 1 Business Bank Statements Missing Missing bank statements for XXXX acct with XXXX Group #XXXX for the months of 2/1/2020-11/30/2021 per Final 1008 and Income Workbook in file, used to qualify. File contains statements dated 12/31/2021 and 1/31/2022 only. - Due Diligence Vendor-04/04/2022	Ready for Review-Document Uploaded. - Seller-04/21/2022

 Ready for Review-Document Uploaded.  - Seller-04/21/2022

 Ready for Review-Document Uploaded. 24 BS - Seller-04/20/2022

 Ready for Review-This is a primary refiance transaction, this does not apply. - Seller-04/19/2022

 Ready for Review-Document Uploaded. Update UW worksheet and 24 month BS - Seller-04/13/2022

 Ready for Review-Document Uploaded. Bank Statements for XXXX - Seller-04/08/2022
Resolved-Borrower 1 Business Bank Statements Provided - Due Diligence Vendor-09/07/2022

 Resolved-Full 24 months of Business Bank Statements now in evidence supporting income sufficient to meet program parameters. - Due Diligence Vendor-04/22/2022
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 33.87% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More	BANK STATEMENTS (3)XXXX.pdf
XXXX - 24 BS WORKSHEET XXXX 2-20-20 TO 1-31-XXXX.pdf
XXXX - XXXX BS 1-01-22 - 1-31-22.pdf
XXXX - 24 MO XXXX ASSETS USED FOR INCOME.pdf
ASSETS USED FOR INCOME XXXX.pdf
XXXX - 24 BS WORKSHEET XXXX 2-20-20 TO 1-31-XXXX.pdf
																											XXXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
1609814			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	$XXXX	CA	Investment	Purchase	NA
1609821			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	FL	Primary Residence	Purchase	NA
1609816			B	B	B	B	A	A	A	A	Closed	XXXX	2022-03-31 12:46	2022-03-31 12:48	Acknowledged	2 - Non-Material	A	B	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Acknowledged-Investor Exception issued to allow for 4x30 mortgage lates in the past 12 months- guideline states no more than 1x30 allowed. - Due Diligence Vendor-03/31/2022		Acknowledged-Investor Exception issued to allow for 4x30 mortgage lates in the past 12 months- guideline states no more than 1x30 allowed. - Due Diligence Vendor-03/31/2022		18% DTI; 708 FICO vs. program minimum of 620; residual income of $40,875.49; cash-out proceeds for improvements to dwelling		ATR/QM: Not Applicable	ATR/QM: Not Applicable	$XXXX	NV	Investment	Refinance	Cash Out - Other	N/A	N/A
1609816	B	B	B	B	A	A	A	A	Closed	XXXX	2022-03-31 12:40	2022-03-31 12:45	Resolved	1 - Information	B	A	Credit	Missing Doc - Approval Info	Underwriting Summary Not Provided	Resolved-1008 provided at resubmission; Exception Approval in original package. - Due Diligence Vendor-03/31/2022

Ready for Review-Document Uploaded. 1008 - Seller-03/31/2022

																						Open-1008/Underwriting Summary Not Provided - Due Diligence Vendor-03/22/2022	Ready for Review-Document Uploaded. 1008 - Seller-03/31/2022	Resolved-1008 provided at resubmission; Exception Approval in original package. - Due Diligence Vendor-03/31/2022			XXXX 1008 Summary.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	$XXXX	NV	Investment	Refinance	Cash Out - Other	N/A	N/A
1609815	A	A	A	A	A	A	A	A	Closed	XXXX	2022-04-06 09:31	2022-09-07 11:23	Resolved	1 - Information	A	A	Credit	Eligibility	Residual Income Does Not Meet Guideline Requirements	Resolved-Residual Income Meets Guideline Requirements Or Not Applicable - Due Diligence Vendor-09/07/2022

Acknowledged-Investor Exception issued to allow for residual income of $2,325, which is less than program guideline of $2,500. - Due Diligence Vendor-04/06/2022	Resolved-Residual Income Meets Guideline Requirements Or Not Applicable - Due Diligence Vendor-09/07/2022

 Acknowledged-Investor Exception issued to allow for residual income of $2,325, which is less than program guideline of $2,500. - Due Diligence Vendor-04/06/2022
																												Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	NJ	Primary Residence	Purchase	NA	N/A	N/A
1609813			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	$XXXX	CA	Investment	Purchase	NA